(LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
(LOSS) INCOME PER SHARE
Schedule of loss per share calculation

Loss per share is calculated as follows:

	For the year	For the year	For the year	For the year
	ended December	ended December	ended December	ended December
	31, 2021	31, 2022	31, 2023	31, 2023
	RMB	RMB	RMB	US$
				(Note 3)
Numerator:

Loss from continuing operations	(392,692,879)	(693,405,669)	(144,276,724)	(20,320,951)
Gain (loss) from discontinued operations, net	(24,132,389)	(286,086,586)	156,853,103	22,092,297
Net loss attributable to noncontrolling interest	(5,590,513)	(4,633,205)	(7,427,235)	(1,046,104)
Net (loss) income attributable to ordinary shareholders	(411,234,755)	(974,859,050)	20,003,614	2,817,450

Denominator:

Denominator for basic and diluted (loss) income per share – weighted-average shares outstanding	495,304,894	720,237,128	1,010,895,182	1,010,895,182

Net (loss) income attributable to holders of ordinary shares per share
- Basic and diluted- continuing operations	(0.78)	(0.96)	(0.14)	(0.02)
- Basic and diluted - discontinued operations	(0.05)	(0.40)	0.16	0.02